Concentrations (Details)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Concentrations (Details) [Line Items]
Number of major customers	2	2	2
Number of major suppliers	1	2
Customer One [Member]
Concentrations (Details) [Line Items]
Concentration risk, percentage	84.00%	21.00%	16.00%
Customer Two [Member]
Concentrations (Details) [Line Items]
Concentration risk, percentage	7.00%	15.00%	13.00%
Supplier One [Member]
Concentrations (Details) [Line Items]
Concentration risk, percentage	100.00%	31.00%
Supplier Two [Member]
Concentrations (Details) [Line Items]
Concentration risk, percentage		17.00%